Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory
Inventory

5.	Inventory

Inventory consisted of the following:

	As of
	June 30,	December 31,
	2020	2019

	(In thousands)
Finished goods	$249,605	$254,240
Work-in-process and service repairs	34,245	34,120
Raw materials	17,558	33,623
Total inventory	$301,408	$321,983

5.Inventory

Inventory consisted of the following:

	As of December 31,
	2019	2018

	(In thousands)
Finished goods	$254,240	$215,150
Work-in-process and service repairs	34,120	56,871
Raw materials	33,623	18,676
Total inventory	$321,983	$290,697